Condensed Consolidated Balance Sheets	Sep. 30, 2021 USD ($)
Current assets:
Cash	$ 200,000
Prepaid expenses	82,245
Total current assets	287,110
Total assets	230,299,733
Current liabilities:
Accounts payable	961,084
Total current liabilities	3,634,148
Total liabilities	25,202,318
6% cumulative preferred shares, $0.001 par value. Authorized 20,000 shares; 11,451 shares issued and outstanding at June 30, 2021 and 10,000 issued and outstanding at December 31, 2020	230,000,000
Stockholders' deficit:
Accumulated deficit	(24,903,160)
Total stockholders' deficit	(24,902,585)
Total liabilities, cumulative preferred shares and stockholders' deficit	230,299,733
TOI Parent Inc.
Current assets:
Cash	11,531,997
Accounts receivable	22,256,605
Other receivables	581,451
Inventories, net	5,756,578
Prepaid expenses	2,077,045
Deferred transaction costs	9,094,029
Total current assets	51,297,705
Property and equipment, net	3,517,179
Intangible assets, net	18,156,667
Goodwill	15,680,160
Other assets	250,420
Deferred income taxes asset	1,925,196
Total assets	90,827,327
Current liabilities:
Current portion of long-term debt	4,895,275
Accounts payable	19,013,532
Income taxes payable	6,159,079
Accrued expenses and other current liabilities	11,758,211
Total current liabilities	41,826,097
Other non-current liabilities	1,517,844
Total liabilities	43,343,941
6% cumulative preferred shares, $0.001 par value. Authorized 20,000 shares; 11,451 shares issued and outstanding at June 30, 2021 and 10,000 issued and outstanding at December 31, 2020	100,113,700
Stockholders' deficit:
Additional paid-in capital	447,030
Accumulated deficit	(53,077,344)
Total stockholders' deficit	(52,630,314)
Total liabilities, cumulative preferred shares and stockholders' deficit	$ 90,827,327